Concentrations - Schedule of Single Customers (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Company A [Member]
Schedule of Single Customers [Line Items]
Revenues	$ 1,785,000			[1]		[1]
Concentration Risk Percentage	99.97%			[1]		[1]
Company N [Member]
Schedule of Single Customers [Line Items]
Revenues		[1]		[1]	$ 76,338
Concentration Risk Percentage		[1]		[1]	100.00%
Company Q [Member]
Schedule of Single Customers [Line Items]
Revenues		[1]	$ 250,192			[1]
Concentration Risk Percentage		[1]	94.88%			[1]
Company [Member]
Schedule of Single Customers [Line Items]
Revenues	$ 1,785,000		$ 259,192		$ 76,338
Concentration Risk Percentage	99.97%		94.88%		100.00%

[1]	represents the % is below 10% which is not presented.